Taxation - Summary of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Taxes Payables [Line Items]
Taxes payable	R$ 62,075	R$ 5,350
Current	9,709	0
Non-current	52,366	5,350
PIS and COFINS payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current	3,122	0
Withholding income tax (IRRF) [Member]
Disclosure Of Taxes Payables [Line Items]
Current	4,838	0
Service tax (ISS) payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current	1,668	0
Other taxes payable [Member]
Disclosure Of Taxes Payables [Line Items]
Current	81	0
Non-current	4,465	5,350
INSS on Severance pay [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current	8,719	0
ISS - PIS and COFINS basis [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current	19,578	0
Deductibility - SEBRAE/INCRA and FNDE [Member]
Disclosure Of Taxes Payables [Line Items]
Non-current	R$ 19,604	R$ 0